Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 1,025	$ 760	$ 744
Net change due to acquisitions and divestments, Unrecognized tax benefits	8
Increase relating to prior year tax positions, Unrecognized tax benefits	35	115	88
Decrease relating to prior year tax positions, Unrecognized tax benefits	(99)	(76)	(21)
Increase relating to current year tax positions, Unrecognized tax benefits	126	223	167
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(44)	(23)	(96)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(66)	(75)	(95)
Exchange rate differences, Unrecognized tax benefits	(24)	101	(27)
Unrecognized tax benefits, balance at end of period	961	1,025	760
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	242	172	145
Increase relating to prior year tax positions, penalties and interest	37	103	74
Decrease relating to prior year tax positions, penalties and interest	14	(37)	(20)
Increase relating to current year tax positions, penalties and interest	5		13
Decrease due to settlements with tax authorities, penalties and interest	(17)	(2)	(21)
Decrease as a result of the applicable statute of limitations, penalties and interest	(31)	(12)	(13)
Exchange rate differences, penalties and interest	(11)	18	(6)
Ending balance of penalties and interest related to unrecognized tax benefits	239	242	172
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,267	932	889
Net change due to acquisitions and divestments	8
Increase relating to prior year tax positions	72	218	162
Decrease relating to prior year tax positions	(85)	(113)	(41)
Increase relating to current year tax positions	131	223	180
Decrease due to settlements with tax authorities	(61)	(25)	(117)
Decrease as a result of the applicable statute of limitations	(97)	(87)	(108)
Exchange rate differences	(35)	119	(33)
Balance at end, which would, if recognized, affect the effective tax rate	1,200	1,267	932
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	111	$ 193	$ 132
Expected resolution of uncertain tax positions, pending cases	$ 52